Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate
A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the Years Ended December 31,
	2019	2020	2021
PRC statutory income tax rates	(25.0)%	(25.0)%	25.0%
Permanent book-tax difference	3.3%	(4.5)%	1.4%
Share-based compensation	5.8%	0.2%	3.4%
Super deduction of R&D expense	(1.5)%	(5.7)%	(2.6)%
Others	(1.0)%	1.0%	0.6%
Different tax rates in other jurisdictions	0.4%	2.0%	(2.2)%
Effect of tax holiday	8.4%	4.4%	(7.8)%
Change in valuation allowance	12.9%	23.1%	(14.0)%

Total	0.0%	0.0%	2.4%

Effects of tax holidays entitled by the PRC subsidiaries	(87,043)	(9,553)	160,246
Effects of tax holidays entitled by the PRC subsidiaries on basic (loss) earnings per Class A and Class B ordinary share (RMB cent per share)	(4.04)	(0.41)	6.35

Schedule of Composition of Income Tax Expense
The current and deferred portions of income tax expense (benefit) included in the consolidated statements of comprehensive income (loss) are as follows:

	For the Years Ended December 31,
	2019	2020	2021
Current income tax expense	—	—	149,152
Deferred income tax benefits	—	—	(99,044)

Income tax expense	—	—	50,108

Schedule of Deferred Tax Assets and Liabilities	The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2020 and 2021 are as follows:

	As of December 31,
	2020	2021
Deferred tax assets
Tax losses carried forward	286,044	102,239
Write-down of inventories	16,840	10,771
Warranty reserve	—	2,704
Allowance for doubtful accounts	1,744	1,314
Unrealized gain from intracompany sale	162	—

Subtotal	304,790	117,028
Less: Valuation allowance	(304,790)	(17,984)

Deferred tax assets	—	99,044

Schedule of Movement of Valuation Allowance
Movement of valuation allowance is as follows:

	For the Years Ended December 31,
	2019	2020	2021
Beginning balance	119,065	254,039	304,790
Additions (decreases) during the year	134,974	50,751	(286,806)

Ending balance	254,039	304,790	17,984